Fees Summary	Aug. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 226,406,250.00
Previously Paid Amount	34,662.80
Total Fee Amount	34,662.80
Total Offset Amount	0.00
Net Fee	$ 0.00